Summary of impact on pension benefit obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase	$ (730)
Decrease		$ 771
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase	16
Decrease		(16)
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Increase	456
Decrease		(438)
Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Increase	$ 1,014
Decrease		$ (1,020)